March 22, 2000


                  DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 1, 1999


1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

         Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":


                  Stephen E. Canter, President
                  Mark N. Jacobs, Vice President
                  Joseph Connolly, Vice President and Treasurer
                  John B. Hammalian, Secretary
                  Steven F. Newman, Assistant, Secretary
                  Michael A. Rosenberg, Assistant Secretary
                  Michael Condon, Assistant Treasurer


         The address of each Fund officer is 200 Park Avenue, New York, NY
10166.